SCHEDULE OF BANK LOANS (Details) (Paranthetical) - USD ($)		Mar. 16, 2024	Oct. 31, 2023	Oct. 14, 2022	Jul. 30, 2022	Jan. 06, 2022	Sep. 16, 2021	Jul. 07, 2021	Dec. 31, 2023	Dec. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Short-term bank loans									$ 418,315	$ 332,309
Long-term bank loan	[1]									218,722
Bank Of Jiangsu [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Short-term bank loans	[2]								39,437	43,496
Shenzhen Qianhai Weizhong Bank [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Short-term bank loans	[1]								123,945
China Construction Bank [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Short-term bank loans	[3]								$ 254,933	$ 288,813
Loan Agreement [Member] | Bank Of Jiangsu [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Short-term bank loans					$ 43,496			$ 47,054
Debt maturity date					Jul. 30, 2023			Jul. 07, 2022
Interest rate					7.134%			7.1775%
Loan Agreement [Member] | Shenzhen Qianhai Weizhong Bank [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt maturity date		Mar. 16, 2024					Sep. 16, 2023
Interest rate							8.46%
Long-term bank loan							$ 414,072
Loan Agreement [Member] | China Construction Bank [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Short-term bank loans				$ 71,768		$ 217,045
Debt maturity date			Oct. 31, 2023	Oct. 14, 2023		Jan. 06, 2023
Interest rate				3.90%		4.0525%

[1]	On September 16, 2021, Meiwu Shenzhen entered into a loan agreement with Shenzhen Qianhai Weizhong Bank to borrow $414,072 as working capital for two years, with maturity date of September 16, 2023. The loan bears a fixed interest rate of 8.46% per annum. The loan is guaranteed by Mr. Changbin Xia, for whom the chief executive officer of Meiwu Shenzhen. The maturity date of this loan is extended to March 16, 2024
[2]	On July 7, 2021, Meiwu Shenzhen entered into a loan agreement with Bank of Jiangsu to borrow $47,054 as working capital for one year, with maturity date of July 7, 2022. The loan bears a fixed interest rate of 7.1775% per annum. On July 30, 2022, Meiwu Shenzhen entered into a loan agreement with Bank of Jiangsu to borrow $43,496 as working capital for one year, with maturity date of July 30, 2023. The loan bears a fixed interest rate of 7.134% per annum. The maturity date of this loan is extended to October 31, 2023.
[3]	On January 6, 2022, Meiwu Shenzhen entered into a loan agreement with China Construction Bank to borrow $217,045 as working capital for one year, with maturity date of January 6, 2023. The loan bears a fixed interest rate of 4.0525% per annum. And the maturity date of this loan is extended to April 16, 2023.On October 14, 2022, Meiwu Shenzhen entered into a loan agreement with China Construction Bank to borrow $71,768 as working capital for one year, with maturity date of October 14, 2023. The loan bears a fixed interest rate of 3.90% per annum.